CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 306,303	$ 560,185	$ 421,397	$ 5,103,731
Franchise tax expense	47,481	50,000	164,008	205,560
Loss from operation costs	(353,784)	(610,185)	(585,405)	(5,309,291)
Other income (expense):
Interest earned on securities held in Trust Account			1,876
Realized and unrealized gain	327,399	43,053	19,097	1,371,689
Change in fair value of warrant liabilities		2,762,640	6,325,281	4,489,110
Non-operating expense			(625,059)
Net income (loss) before provision for income taxes	(26,385)	2,195,508	5,135,790	551,508
Provision for income taxes	(59,598)			(214,850)
Net income (loss)	(85,983)	2,195,508	$ 5,135,790	$ 336,658
Diluted net income per common stock			$ 0.44	$ 0.03
Class A Common Stock Subject to Redemption
Other income (expense):
Net income (loss)	$ (54,958)	$ 1,687,692	$ 3,671,658	$ 240,532
Weighted average shares outstanding, Basic	2,731,544	11,500,000	8,264,526	8,667,969
Weighted average shares outstanding, Diluted	2,731,544	11,500,000	8,264,526	8,667,969
Basic net income per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03
Diluted net income per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03
Class A and Class B non-redeemable common stock
Other income (expense):
Net income (loss)	$ (31,025)	$ 507,816	$ 1,464,132	$ 96,126
Weighted average shares outstanding, Basic	4,838,792	3,460,275	3,295,610	3,464,052
Weighted average shares outstanding, Diluted	4,838,792	3,460,275	3,295,610	3,464,052
Basic net income per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03
Diluted net income per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03